VIE Structure and Arrangements (Detail Textuals) ¥ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) Entity	Dec. 31, 2018 USD ($) Entity	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Apr. 05, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Number of variable interest entity | Entity	2	2
Contractual Agreements | SSF | YOD WFOE
Variable Interest Entity [Line Items]
Registered capital		$ 4.2		¥ 27.5
Loan Agreement | YOD WFOE
Variable Interest Entity [Line Items]
Loan payable						¥ 19.8
Loan Agreement | Nominee Shareholders
Variable Interest Entity [Line Items]
Loan payable						¥ 0.2
VIE
Variable Interest Entity [Line Items]
Assets that settle obligations of VIEs | $	$ 3.6	$ 3.5			$ 3.7
VIE | PRC | YOD WFOE | Minimum
Variable Interest Entity [Line Items]
Percentages of service fees		20.00%
VIE | PRC | YOD WFOE | Maximum
Variable Interest Entity [Line Items]
Percentages of service fees		30.00%
VIE | Contractual Agreements | YOD Hong Kong
Variable Interest Entity [Line Items]
Registered capital	$ 5.7	$ 5.8	¥ 38.2	¥ 38.2